Concentration of Risk	12 Months Ended
Sep. 30, 2025
Concentration of Risk [Abstract]
CONCENTRATION OF RISK
13.	Concentration of risk

Credit risk

Financial instruments that potentially subject us to significant concentrations of credit risk consist primarily of cash. As of September 30, 2024 and 2025, RMB95,750 and RMB386,254 (US$54,257) were deposited with financial institutions located in the PRC, respectively. As of September 30, 2025, RMB35,523,810 (US$4,990,000) were deposited with financial institutions located in the Cambodia. These balances are not covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

We are also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A majority of our expense transactions are denominated in RMB and a significant portion of us and our subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by us in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Customer concentration risk

For the year ended September 30, 2023, four customers accounted for 44.6%, 15.5%, 10.6% and 10.2% of our total revenues. For the year ended September 30, 2024, three customers accounted for 33.3%, 25.2%, 23.9% of our total revenues. For the year ended September 30, 2025, three customers accounted for 47.6%, 25.8% and 11.1% of our total revenues. No other customer accounts for more than 10% of our revenue for the years ended September 30, 2023, 2024 and 2025, respectively.

As of September 30, 2024, four customers accounted for 41.3%, 20.9%, 16.5% and 13.6% of the total balance of accounts receivable. As of September 30, 2025, three customers accounted for 61.3%, 17.3% and 11.3% of the total balance of accounts receivable. No other customer accounts for more than 10% of our accounts receivable as of September 30, 2024 and 2025, respectively.

Vendor concentration risk

For the year ended September 30, 2023, three vendors accounted for 32.7%, 19.7% and 12.8% of our total purchases. For the year ended September 30, 2024, five vendors accounted for 23.4%, 17.0%, 15.2%, 11.0% and 10.0% of our total purchases. For the year ended September 30, 2025, two vendors accounted for 28.0% and 24.4% of our total purchases. No other supplier accounts for more than 10% of our purchase for the years ended September 30, 2023, 2024 and 2025, respectively.

As of September 30, 2024, three vendors accounted for 44.4%, 22.5% and 19.1% of the total balance of accounts payable. As of September 30, 2025, two vendors accounted for 61.0% and 10.6% of the total balance of accounts payable. No other customer accounts for more than 10% of our accounts payable as of September 30, 2024 and 2025, respectively.